Schedule of Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Current Provision (Benefit) - Federal	$ 64,256	$ 62,424	$ 49,604
Current Provision (Benefit) - State	4,727	(2,155)	2,211
Current Provision (Benefit) - Total	68,983	60,269	51,815
Deferred Provision (Benefit) - Federal	(546)	(962)	7,691
Deferred Provision (Benefit) - State	(1,777)	6,767	(1,945)
Deferred Provision (Benefit) - Total	(2,323)	5,805	5,746
Provision for Income Taxes	$ 66,660	$ 66,074	$ 57,561